Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Summary Information by Segment

The following tables present summary information by segment:

	For the years ended December 31, 2024
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB	US$
Revenues	517,188	289,689	806,877	110,541
Operating costs and expenses
Cost of revenues(i)	79,812	181,789	261,601	35,839
Selling and marketing(i)	200,945	142,138	343,083	47,002
Research and development(i)	115,476	125,991	241,467	33,081
Other segment items(i)	58,122	313,758	371,880	50,947
Adjusted operating income/(losses)	62,833	(473,987)	(411,154)	(56,328)
Unallocated amounts-share based compensations			(26,101)	(3,576)
Operating loss			(437,255)	(59,904)
Reconciliation of operating loss
Interest income, net			44,422	6,086
Foreign exchange gains (losses), net			(21,726)	(2,976)
Other income			52,059	7,132
Other expense			(191,828)	(26,280)
Loss before income taxes			(554,328)	(75,942)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB2,512(US$344) and RMB48,941 (US$6,705), respectively, for the year ended December 31, 2024. Other segment items include general and administrative expenses, impairment of goodwill, and other operating expenses allocated to the respective segments. Impairment of goodwill of AI and others was RMB152,890 (US$20,946) for the year ended December 31, 2024.

	For the years ended December 31, 2023
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB
Revenues	450,134	219,369	669,503
Operating costs and expenses
Cost of revenues(i)	81,224	150,346	231,570
Selling and marketing(i)	146,404	95,598	242,002
Research and development(i)	113,646	63,981	177,627
Other segment items(i)	82,601	111,986	194,587
Adjusted operating income/(losses)	26,259	(202,542)	(176,283)
Unallocated amounts-share based compensations			(33,554)
Operating loss			(209,837)
Reconciliation of operating loss
Interest income, net			60,978
Foreign exchange gains (losses), net			(11,421)
Other income			96,765
Other expense			(574,135)
Loss before income taxes			(637,650)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,925 and RMB31,337, respectively, for the year ended December 31, 2023. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.

	For the years ended December 31, 2022
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB
Revenues	697,387	186,679	884,066
Operating costs and expenses
Cost of revenues(i)	76,875	175,000	251,875
Selling and marketing(i)	381,948	93,006	474,954
Research and development(i)	129,148	50,229	179,377
Other segment items(i)	109,785	85,803	195,588
Adjusted operating income/(losses)	(369)	(217,359)	(217,728)
Unallocated amounts-share based compensations			(7,863)
Operating loss			(225,591)
Reconciliation of operating loss
Interest income, net			35,710
Foreign exchange gains (losses), net			(95,434)
Other income			101,265
Other expense			(361,730)
Loss before income taxes			(545,780)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,839 and RMB49,186, respectively, for the year ended December 31, 2022. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.